Shareholders' Equity - Schedule of Recognized Stock-based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock-based compensation expense	$ 898	$ 559	$ 111
Cost of Revenues
Stock-based compensation expense	204	104
Marketing and Selling [Member]
Stock-based compensation expense	123	149
General and Administrative [Member]
Stock-based compensation expense	$ 571	$ 306